Unaudited interim consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 40,661	$ 109,970
Other receivables	2,574	23,654
Prepayments and other assets	31,410	26,630
Total current assets	74,645	160,254
Non-current assets
Property, plant and equipment	273,255	247,562
Right-of-use assets	1,345	1,253
Goodwill	0	634
Deferred tax assets	2,150	2,235
Mining hardware prepayments	58,978	158,184
Other assets	1,582	338
Total non-current assets	337,310	410,206
Total assets	411,955	570,460
Current liabilities
Trade and other payables	17,649	18,813
Borrowings	110,718	60,484
Income tax	2,846	1,204
Employee benefits	4,393	2,136
Provisions	4,628	2,469
Total current liabilities	140,234	85,106
Non-current liabilities
Borrowings	1,261	47,803
Deferred tax liabilities	337	189
Total non-current liabilities	1,598	47,992
Total liabilities	141,832	133,098
Equity
Issued capital	926,581	926,581
Reserves	(12,159)	(6,814)
Accumulated losses	(644,299)	(482,405)
Total equity	270,123	437,362
Total liabilities and equity	$ 411,955	$ 570,460